CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenue:
Total revenues	¥ 65,731,559	$ 9,005,187	¥ 55,617,933	¥ 49,268,561
Cost of sales:
Total cost of sales	(59,238,797)	(8,115,682)	(52,566,137)	(44,124,568)
Gross profit	6,492,762	889,505	3,051,796	5,143,993
Operating expenses:
Research and development	(13,037,304)	(1,786,103)	(13,431,399)	(10,836,261)
Selling, general and administrative	(15,741,057)	(2,156,516)	(12,884,556)	(10,537,119)
Other operating income, net	411,526	56,379	608,975	588,728
Total operating expenses	(28,366,835)	(3,886,240)	(25,706,980)	(20,784,652)
Loss from operations	(21,874,073)	(2,996,735)	(22,655,184)	(15,640,659)
Interest and investment income	853,728	116,960	2,210,018	1,358,719
Interest expenses	(798,363)	(109,375)	(403,530)	(333,216)
Gain/(loss) on extinguishment of debt	(4,480)	(614)	170,193	138,332
Share of income/(loss) of equity investees	(503,193)	(68,937)	64,394	377,775
Other (loss)/income, net	(98,143)	(13,446)	155,191	(282,952)
Loss before income tax expense	(22,424,524)	(3,072,147)	(20,458,918)	(14,382,001)
Income tax (expense)/benefit	22,815	3,126	(260,835)	(55,103)
Net loss	(22,401,709)	(3,069,021)	(20,719,753)	(14,437,104)
Accretion on redeemable non-controlling interests to redemption value	(347,516)	(47,609)	(303,163)	(279,355)
Net loss attributable to non-controlling interests	91,533	12,540	(124,051)	157,014
Net loss attributable to ordinary shareholders of NIO Inc.	(22,657,692)	(3,104,090)	(21,146,967)	(14,559,445)
Net loss	(22,401,709)	(3,069,021)	(20,719,753)	(14,437,104)
Other comprehensive income/(loss)
Change in unrealized gains/(losses) related to available-for-sale debt securities, net of tax | ¥			(770,560)	746,336
Foreign currency translation adjustment, net of nil tax	149,668	20,504	11,514	717,274
Total other comprehensive income/(loss)	149,668	20,504	(759,046)	1,463,610
Total comprehensive loss	(22,252,041)	(3,048,517)	(21,478,799)	(12,973,494)
Accretion on redeemable non-controlling interests to redemption value	(347,516)	(47,609)	(303,163)	(279,355)
Net loss/(profit) attributable to non-controlling interests	91,533	12,540	(124,051)	157,014
Other comprehensive (income)/loss attributable to non-controlling interests | ¥			156,026	(151,299)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (22,508,024)	$ (3,083,586)	¥ (21,749,987)	¥ (13,247,134)
Weighted average number of ordinary shares used in computing net loss per share
Weighted average number of ordinary shares, basic	2,054,614,522	2,054,614,522	1,700,203,886	1,636,999,280
Weighted average number of ordinary shares, diluted	2,054,614,522	2,054,614,522	1,700,203,886	1,636,999,280
Net loss per share attributable to ordinary shareholders
Net loss per share, basic | (per share)	¥ (11.03)	$ (1.51)	¥ (12.44)	¥ (8.89)
Net loss per share, diluted | (per share)	¥ (11.03)	$ (1.51)	¥ (12.44)	¥ (8.89)
Weighted average number of ADS used in computing net loss per ADS
Weighted average number of ADS, basic	2,054,614,522	2,054,614,522	1,700,203,886	1,636,999,280
Weighted average number of ADS, diluted	2,054,614,522	2,054,614,522	1,700,203,886	1,636,999,280
Net loss per ADS attributable to ordinary shareholders
Net loss per ADS, basic | (per share)	¥ (11.03)	$ (1.51)	¥ (12.44)	¥ (8.89)
Net loss per ADS, diluted | (per share)	¥ (11.03)	$ (1.51)	¥ (12.44)	¥ (8.89)
Vehicle sales
Revenue:
Total revenues	¥ 58,234,086	$ 7,978,037	¥ 49,257,270	¥ 45,506,581
Cost of sales:
Total cost of sales	(51,094,616)	(6,999,934)	(44,587,572)	(39,271,801)
Other sales
Revenue:
Total revenues	7,497,473	1,027,150	6,360,663	3,761,980
Cost of sales:
Total cost of sales	¥ (8,144,181)	$ (1,115,748)	¥ (7,978,565)	¥ (4,852,767)